Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party transactions, rent expenses	$ 3,521	$ 851	$ 798
Sino Bioway Biotech Group Holding Limited
Related Party Transaction [Line Items]
Related party transactions, rent expenses	796	830	776
Dalian Jin Gang Group
Related Party Transaction [Line Items]
Related party transactions, rent expenses	23	$ 21	$ 22
VIVO Capitals Funds
Related Party Transaction [Line Items]
Investment income	$ 2,702